Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) $ / shares shares
Revenue
Revenue	$ 477,812	$ 197,556	$ 633,850
Cost of sales			79,625
Gross profit	477,812	197,556	554,225
Operating expenses
Marketing and product management	4,012,238	4,097,931	3,280,864
Selling	2,795,060	3,126,324	3,976,733
General and administrative	17,927,408	18,990,598	15,548,293
Stock based compensation	1,715,512	2,436,974	4,272,673
Research and development costs (net of R&D tax credits of $176,857 in 2024, $225,609 in 2023 and $70,191 in 2022)	7,448,080	11,253,670	21,191,064
Listing expense	59,139,572
Restructuring costs	46,387	1,734,244
Transactions costs	2,407,977	3,506,630
Impairment loss related to goodwill and intangible assets	69,315,247		38,207,503
Total, operating expenses	164,807,481	45,146,371	86,477,130
Loss from operations	(164,329,669)	(44,948,815)	(85,922,905)
Other (income) costs
Grant revenue	(90,065)	(377,080)	(435,448)
Finance costs (income), net	3,063,252	(729,958)	(10,067,497)
Loss before income taxes from continuing operations	(167,302,856)	(43,841,777)	(75,419,960)
Income taxes	15,882
Net loss and comprehensive loss from continuing operations	(167,318,738)	(43,841,777)	(75,419,960)
Discontinued operations
Net income (loss) and comprehensive income (loss) from discontinued operations	1,123,039	(7,582,632)	2,001,215
Net loss and comprehensive loss	(166,195,699)	(51,424,409)	(73,418,745)
Attributable to:
Non-controlling interests	(302,312)	(3,432,312)	(4,099,897)
Equity holders of the parent	$ (165,893,387)	$ (47,992,097)	$ (69,318,848)
Earnings per share
Net loss per common share, basic (in Dollars per share) | $ / shares	$ (7.28)	$ (286.33)	$ (513.8)
Net loss per common share, diluted (in Dollars per share) | $ / shares	$ (7.28)	$ (286.33)	$ (513.8)
Weighted average common shares outstanding, basic (in Shares) | shares	22,774,782	167,610	134,913
Weighted average common shares outstanding, diluted (in Shares) | shares	22,774,782	167,610	134,913
Earnings per shares for continuing operations
Net loss from continued operations per common share, basic (in Dollars per share) | $ / shares	$ (7.33)	$ (241.09)	$ (528.64)
Net loss from continued operations per common share, diluted (in Dollars per share) | $ / shares	$ (7.33)	$ (241.09)	$ (528.64)
Weighted average common shares outstanding, basic (in Shares) | shares	22,774,782	167,610	134,913
Weighted average common shares outstanding, diluted (in Shares) | shares	22,774,782	167,610	134,913
Other
Revenue
Revenue		$ 10,901	$ 77,106
Products
Revenue
Revenue			52,144
Services
Revenue
Revenue	$ 477,812	$ 186,655	$ 504,600